Document and Entity Information	May 15, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001638290
Document Type	8-K/A
Document Period End Date	May 15, 2026
Entity Registrant Name	MasterCraft Boat Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37502
Entity Tax Identification Number	06-1571747
Entity Address, Address Line One	100 Cherokee Cove Drive
Entity Address, City or Town	Vonore
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37885
City Area Code	423
Local Phone Number	884-2221
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MCFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On May 15, 2026, MasterCraft Boat Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) with the U.S. Securities and Exchange Commission to report, among other things, under Item 2.01 thereof the completion of the acquisition of Marine Products Corporation (“Marine Products”) pursuant to the Agreement and Plan of Merger, dated as of February 5, 2026 (the “Merger Agreement”). We are amending the Initial 8-K to include the historical financial statements of Marine Products and our unaudited pro forma condensed combined financial information giving effect to the acquisition. The pro forma financial information included in this report has been presented for informational purposes only. It does not purport to represent the actual results of operations that we and Marine Products would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve.